Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	1 Months Ended	3 Months Ended	10 Months Ended
	Mar. 31, 2021	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss	$ (5,182)	$ (4,176,208)	$ (2,438,600)
Common Class A [Member]
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss	$ 0	$ (3,357,729)	$ (1,757,485)
Basic and diluted weighted average shares outstanding	0	25,640,000	15,101,877
Basic and diluted net loss per ordinary share	$ 0	$ (0.13)	$ (0.12)
Common Class B [Member]
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss	$ (5,182)	$ (818,479)	$ (681,115)
Basic and diluted weighted average shares outstanding	5,500,000	6,250,000	5,852,751
Basic and diluted net loss per ordinary share	$ 0	$ (0.13)	$ (0.12)